FINANCIAL INSTRUMENTS, Location of Gains (Losses) Related to Derivative Instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments [Abstract]
Gain (Loss) recognized in OCI (Effective Portion)	€ 3.0	€ 0.8	€ (2.3)
Reclassification from accumulated OCI into profit (loss), Gain (Loss) recognized in OCI (Effective portion)	(11.8)
Derivatives Designated As Hedging Instruments [Member] | Foreign Exchange Contracts [Member]
Derivative Instruments [Abstract]
Gain (Loss) recognized in OCI (Effective Portion)	23.9	(1.0)	(23.5)
Reclassification from accumulated OCI into profit (loss), Gain (Loss) recognized in OCI (Effective portion)	(3.4)	(5.0)	7.7
Derivatives Designated As Hedging Instruments [Member] | Foreign Exchange Contracts [Member] | Other Income (Expense), Net [Member]
Derivative Instruments [Abstract]
Reclassification from accumulated OCI into profit (loss), Gain (Loss) recognized in OCI (Effective portion)	(3.4)	(5.0)	7.7
Derivatives Designated As Hedging Instruments [Member] | Foreign Exchange Contracts [Member] | Cash Flow Hedges [Member]
Derivative Instruments [Abstract]
Gain (Loss) recognized in profit (loss) (Ineffective portion and amount excluded from effectiveness testing)	17.2	(18.0)	(13.8)
Derivatives Designated As Hedging Instruments [Member] | Foreign Exchange Contracts [Member] | Cash Flow Hedges [Member] | Other Income (Expense), Net [Member]
Derivative Instruments [Abstract]
Gain (Loss) recognized in profit (loss) (Ineffective portion and amount excluded from effectiveness testing)	17.2	(18.0)	(13.8)
Derivatives Not Designated As Hedging Instruments [Member] | Foreign Exchange Contracts [Member] | Cash Flow Hedges [Member]
Derivative Instruments [Abstract]
Gain (Loss) recognized in profit (loss) on derivatives	(2.0)	10.0	(5.4)
Derivatives Not Designated As Hedging Instruments [Member] | Foreign Exchange Contracts [Member] | Cash Flow Hedges [Member] | Other Income (Expense), Net [Member]
Derivative Instruments [Abstract]
Gain (Loss) recognized in profit (loss) on derivatives	€ (2.0)	€ 10.0	€ (5.4)